Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
As discussed in Part I, Item 3.D – Risk Factors – ‘The Company and its operations are subject to cyberattacks and cybersecurity risks which may have an adverse effect on its business and results of operations and result in increasing costs to minimize these risks’, the Company faces an evolving cybersecurity and information security risk landscape that could impact the achievement of strategic, financial and operational objectives. While it is not possible to identify or anticipate every cybersecurity and information security risk, the Company has implemented cybersecurity measures designed to support the confidentiality, integrity, and availability of our data. These include processes, policies, procedures and controls that are designed to assess, identify, and manage material risks from cyber and information security threats (collectively, the “Information and Cybersecurity Program”). The Information and Cybersecurity Program is integrated into the Company’s enterprise risk management program, and is aligned to the govern, identify, protect, detect, respond, and recover functions within the National Institute of Standards and Technology’s (“NIST”) Cybersecurity Framework. The Company tests, evaluates, and evolves these processes, security measures, and incident responses, as appropriate. While the Company has experienced cybersecurity incidents in the past, including the incident previously disclosed in November 2024, the Company has not experienced a cybersecurity incident that has materially affected, or that is reasonably likely to materially affect it, including its business strategy, results of operations, or financial condition.

Under the supervision of the Chief Information Officer of the Company (the “CIO”), the Chief Information Security Officer of the Company (the “CISO”) is responsible for performing, managing, maintaining, and updating the Information and Cybersecurity Program. The CIO reports to the Chief Financial Officer of the Company. The CIO and CISO have a combined 58 years of experience in information technology, cybersecurity, and risk management, including prior leadership roles overseeing enterprise‑wide security programs aligned to NIST and other mandatory jurisdictional requirements.

The Global Cybersecurity Services Team

In connection with their management of the Information and Cybersecurity Program, the CIO and CISO oversee the Global Cybersecurity Services (“GCS”) team, which is tasked with identifying and escalating cybersecurity risks, as well as coordinating and tracking mitigation activities. If a cybersecurity incident occurs, GCS is responsible for providing timely, organized responses pursuant to the Company’s policies and procedures. As needed, the GCS team works with the CISO to coordinate a response with other departments (including the Legal department and executive team).

GCS also routinely tests and monitors the operational effectiveness of cybersecurity controls using a variety of testing methods that are selected and implemented to align with industry best practices, which include penetration and vulnerability scanning of systems and environments. Findings from these tests and any related remediation efforts are reported to executive management and the Audit Committee.

Third Party Involvement

The Company maintains processes designed to assess and oversee cybersecurity risks associated with third‑party service providers and vendors, including those supporting critical operations. Information security monitoring of vendors is managed through GCS, in collaboration with the Company’s procurement team.

The Company undergoes third party assessments each year to validate that controls are suitably designed and operating effectively. These independent assessments include, among others: (i) risk assessments; (ii) System and Organizational Controls (“SOC”) 1, SOC 2, and SOC 3 audits; (iii) Payment Card Industry assessments; (iv) World Lottery Association assessments; (v) ISO 27001 certification audits; and (vi) SWIFT assessments.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	While it is not possible to identify or anticipate every cybersecurity and information security risk, the Company has implemented cybersecurity measures designed to support the confidentiality, integrity, and availability of our data. These include processes, policies, procedures and controls that are designed to assess, identify, and manage material risks from cyber and information security threats (collectively, the “Information and Cybersecurity Program”). The Information and Cybersecurity Program is integrated into the Company’s enterprise risk management program, and is aligned to the govern, identify, protect, detect, respond, and recover functions within the National Institute of Standards and Technology’s (“NIST”) Cybersecurity Framework. The Company tests, evaluates, and evolves these processes, security measures, and incident responses, as appropriate.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Board: The Board is responsible for oversight of the Company’s cybersecurity risk management practices. The Board periodically reviews the adequacy and effectiveness of the Company’s Information and Cybersecurity Program, including the various policies, practices, and internal controls. It also reviews annual reports on cyber and information security provided by the Audit Committee.
•Audit Committee: The Audit Committee meets with the CIO and CISO on a quarterly basis and holds dedicated sessions to discuss updates on data protection and cybersecurity. The Audit Committee also engages with executive management on the Company’s incident prevention plans and policies, threat-detection measures and prompt response to malicious activity and attacks. The Audit Committee provides periodic updates on cybersecurity risk oversight and related matters to the Board.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee: The Audit Committee meets with the CIO and CISO on a quarterly basis and holds dedicated sessions to discuss updates on data protection and cybersecurity. The Audit Committee also engages with executive management on the Company’s incident prevention plans and policies, threat-detection measures and prompt response to malicious activity and attacks. The Audit Committee provides periodic updates on cybersecurity risk oversight and related matters to the Board.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity Governance Committee (or the “CGC”): The CGC is comprised of senior management and is led by the CISO. This CGC is tasked with reviewing the policies, standards and other governance documents that comprise the Information and Cybersecurity Program at least annually. Decisions and recommendations from the CGC are communicated to executive management and the Audit Committee, as appropriate, by the CISO.•Cybersecurity Incident Response Committee (or the “CIRC”): The CIRC is a cross-functional committee charged with reviewing significant cybersecurity incidents that have been escalated by the CISO. In the event of an incident, the CIRC is tasked with completing a materiality analysis to support the identification of appropriate steps, which may include disclosure in accordance with applicable SEC rules and regulations, as well as certain other measures and responses in accordance with law, and reporting its findings to executive management and the Board.
Cybersecurity Risk Role of Management [Text Block]	Cybersecurity Governance Committee (or the “CGC”): The CGC is comprised of senior management and is led by the CISO. This CGC is tasked with reviewing the policies, standards and other governance documents that comprise the Information and Cybersecurity Program at least annually. Decisions and recommendations from the CGC are communicated to executive management and the Audit Committee, as appropriate, by the CISO.•Cybersecurity Incident Response Committee (or the “CIRC”): The CIRC is a cross-functional committee charged with reviewing significant cybersecurity incidents that have been escalated by the CISO. In the event of an incident, the CIRC is tasked with completing a materiality analysis to support the identification of appropriate steps, which may include disclosure in accordance with applicable SEC rules and regulations, as well as certain other measures and responses in accordance with law, and reporting its findings to executive management and the Board.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Cybersecurity Governance Committee (or the “CGC”): The CGC is comprised of senior management and is led by the CISO. This CGC is tasked with reviewing the policies, standards and other governance documents that comprise the Information and Cybersecurity Program at least annually. Decisions and recommendations from the CGC are communicated to executive management and the Audit Committee, as appropriate, by the CISO.•Cybersecurity Incident Response Committee (or the “CIRC”): The CIRC is a cross-functional committee charged with reviewing significant cybersecurity incidents that have been escalated by the CISO. In the event of an incident, the CIRC is tasked with completing a materiality analysis to support the identification of appropriate steps, which may include disclosure in accordance with applicable SEC rules and regulations, as well as certain other measures and responses in accordance with law, and reporting its findings to executive management and the Board.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
Under the supervision of the Chief Information Officer of the Company (the “CIO”), the Chief Information Security Officer of the Company (the “CISO”) is responsible for performing, managing, maintaining, and updating the Information and Cybersecurity Program. The CIO reports to the Chief Financial Officer of the Company. The CIO and CISO have a combined 58 years of experience in information technology, cybersecurity, and risk management, including prior leadership roles overseeing enterprise‑wide security programs aligned to NIST and other mandatory jurisdictional requirements.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CGC is comprised of senior management and is led by the CISO. This CGC is tasked with reviewing the policies, standards and other governance documents that comprise the Information and Cybersecurity Program at least annually. Decisions and recommendations from the CGC are communicated to executive management and the Audit Committee, as appropriate, by the CISO.•Cybersecurity Incident Response Committee (or the “CIRC”): The CIRC is a cross-functional committee charged with reviewing significant cybersecurity incidents that have been escalated by the CISO. In the event of an incident, the CIRC is tasked with completing a materiality analysis to support the identification of appropriate steps, which may include disclosure in accordance with applicable SEC rules and regulations, as well as certain other measures and responses in accordance with law, and reporting its findings to executive management and the Board.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true